[LOGO]
[THE HARTFORD]

May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          See Attached Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                 The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                 The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 24, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Project Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two:

File No. 333-101923	The Director Series VIII/VIIIR
The BB&T Director Series III/IIIR
AmSouth Variable Annuity Series III/IIIR
The Director Select Series III/IIIR
The Director Choice Series III/IIIR
The Huntington Director Series II/IIR
Fifth Third Director Series II/IIR
Wells Fargo Director Series II/IIR
Director Ultra
File No. 333-105252	Director Epic Series I/IR
File No. 333-101931	Nations VA Series III/IIIR
File No. 333-101934	Director Access Series II/IIR
Director Choice Access Series II/IIR
File No. 333-101938	Director Edge Series II/IIR
File No. 333-101944	The Director Plus Series II/IIR
AmSouth VA Plus Series II/IIR
The Director Select Plus Series II/IIR
File No. 333-105253	Director Epic Plus Series I/IR
File No. 333-105266	Director Epic Outlook Series I/IR
File No. 333-19605	Director Immediate Variable Annuity
File No. 333-41213	Nations VA Series I

Hartford Life Insurance Company Separate Account Three:

File No. 333-136543	The Director (2008)
File No. 033-80738	Select Dimensions Series I

Hartford Life Insurance Company Separate Account Seven:

File No. 333-148554	Hartford Leaders Edge Series IV
File No. 333-148553	Hartford Leaders Foundation
File No. 333-104356	Hartford Leaders Epic Series I/IR
File No. 333-105254	Hartford Leaders Epic Plus Series I/IR
File No. 333-105270	Hartford Leaders Epic Outlook Series I/IR

Hartford Life Insurance Company Separate Account Ten:

File No. 333-101925	PHCM Series VIII/VIIIR
File No. 333-101929	PHC Access Series II/IIR
File No. 333-101946	PHCM Plus Series II/IIR
File No. 033-73566	PHCM Series V

Hartford Life and Annuity Insurance Company Separate Account One:

File No. 333-101924	The Director Series VIII/VIIIR
Wells Fargo Director Series II/IIR
File No. 333-105259	Director Epic Series I/IR
File No. 333-101935	Director Access Series II/IIR
File No. 333-101939	Director Edge Series II/IIR
File No. 333-101945	The Director Plus Series II/IIR
The Director Preferred Plus Series II/IIR
File No. 333-105255	Director Epic Plus Series I/IR
File No. 333-105267	Director Epic Outlook Series I/IR
File No. 333-95781	Director Vision Series I/IR
File No. 333-19607	Director Immediate Variable Annuity

Hartford Life and Annuity Insurance Company Separate Account Three:

File No. 333-136545	The Director (2008)
File No. 033-80732	Select Dimensions Series I

Hartford Life and Annuity Insurance Company Separate Account Six:

File No. 033-86330	Hartford Pathmaker

Hartford Life and Annuity Insurance Company Separate Account Seven:

File No. 333-148555	Hartford Leaders Edge Series IV
File No. 333-148566	Hartford Leaders Foundation
File No. 333-104357	Hartford Leaders Epic Series I/IR
File No. 333-105256	Hartford Leaders Epic Plus Series I/IR
File No. 333-105272	Hartford Leaders Epic Outlook Series I/IR
File No. 333-95785	Hartford Leaders Vision Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten:

File No. 333-101926	PHCM Series VIII/VIIIR
File No. 333-101930	PHC Access Series II/IIR
File No. 333-101947	PHCM Plus Series II/IIR
File No. 033-73572	PHCM Series V